Employee separation charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee separation charges
Pension and other post retirement benefit plan costs			$ 225
Separation Activity
Liability balance at beginning of period	22	49	11
Increase in liability (separation charges)	112	33	481
Reduction in liability (payments and other adjustments)	(44)	(60)	(443)
Liability balance at end of period	$ 90	$ 22	$ 49